Exposures to Ten Largest Borrowers Computed as per RBI Guidelines, Based on Higher of Outstanding Balance or Limit on Loans, Investments (Including Credit Substitutes) and Non-Funded Exposures (Detail)
₨ in Millions, $ in Millions
	12 Months Ended
	Mar. 31, 2022 INR (₨)	Mar. 31, 2022 USD ($)	Mar. 31, 2021 INR (₨)
Concentration Risk [Line Items]
Total Exposure	₨ 16,528,039.5	$ 217,846.7	₨ 13,807,140.7
Borrower 1
Concentration Risk [Line Items]
Total Exposure	266,161.9	3,508.1	303,418.5
Borrower 1 | Funded Exposure
Concentration Risk [Line Items]
Total Exposure	265,661.9		302,918.5
Borrower 1 | Non-Funded Exposure
Concentration Risk [Line Items]
Total Exposure	500.0		500.0
Borrower 2
Concentration Risk [Line Items]
Total Exposure	245,435.0	3,234.9	253,526.4
Borrower 2 | Funded Exposure
Concentration Risk [Line Items]
Total Exposure	245,435.0		192,080.2
Borrower 2 | Non-Funded Exposure
Concentration Risk [Line Items]
Total Exposure	0.0		61,446.2
Borrower 3
Concentration Risk [Line Items]
Total Exposure	236,497.9	3,117.1	195,480.0
Borrower 3 | Funded Exposure
Concentration Risk [Line Items]
Total Exposure	119,950.5		195,480.0
Borrower 3 | Non-Funded Exposure
Concentration Risk [Line Items]
Total Exposure	116,547.4		0.0
Borrower 4
Concentration Risk [Line Items]
Total Exposure	150,283.8	1,980.8	155,545.9
Borrower 4 | Funded Exposure
Concentration Risk [Line Items]
Total Exposure	150,283.8		154,997.8
Borrower 4 | Non-Funded Exposure
Concentration Risk [Line Items]
Total Exposure	0.0		548.1
Borrower 5
Concentration Risk [Line Items]
Total Exposure	145,908.2	1,923.1	150,489.2
Borrower 5 | Funded Exposure
Concentration Risk [Line Items]
Total Exposure	126,639.8		150,000.0
Borrower 5 | Non-Funded Exposure
Concentration Risk [Line Items]
Total Exposure	19,268.4		489.2
Borrower 6
Concentration Risk [Line Items]
Total Exposure	142,600.0	1,879.5	148,107.3
Borrower 6 | Funded Exposure
Concentration Risk [Line Items]
Total Exposure	142,600.0		148,107.3
Borrower 6 | Non-Funded Exposure
Concentration Risk [Line Items]
Total Exposure	0.0		0.0
Borrower 7
Concentration Risk [Line Items]
Total Exposure	140,232.0	1,848.3	104,308.5
Borrower 7 | Funded Exposure
Concentration Risk [Line Items]
Total Exposure	140,000.0		3,830.9
Borrower 7 | Non-Funded Exposure
Concentration Risk [Line Items]
Total Exposure	232.0		100,477.6
Borrower 8
Concentration Risk [Line Items]
Total Exposure	137,899.2	1,817.6	100,919.7
Borrower 8 | Funded Exposure
Concentration Risk [Line Items]
Total Exposure	137,700.0		98,919.7
Borrower 8 | Non-Funded Exposure
Concentration Risk [Line Items]
Total Exposure	199.2		2,000.0
Borrower 9
Concentration Risk [Line Items]
Total Exposure	133,670.0	1,761.8	97,706.2
Borrower 9 | Funded Exposure
Concentration Risk [Line Items]
Total Exposure	133,670.0		75,437.8
Borrower 9 | Non-Funded Exposure
Concentration Risk [Line Items]
Total Exposure	0.0		22,268.4
Borrower 10
Concentration Risk [Line Items]
Total Exposure	126,447.2	$ 1,666.6	90,108.0
Borrower 10 | Funded Exposure
Concentration Risk [Line Items]
Total Exposure	108,591.5		90,108.0
Borrower 10 | Non-Funded Exposure
Concentration Risk [Line Items]
Total Exposure	₨ 17,855.7		₨ 0.0